Note 13 - Fair Value Measurements	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Fair Value Disclosures [Text Block]
(13)	Fair Value Measurements

The carrying amounts reported in the consolidated balance sheets for cash, trade accounts receivable, other receivables, current installments of long-term debt, accounts payable and accrued expenses, income taxes refundable – current, accrued compensation and payroll taxes, and income taxes payable approximate fair value because of the short maturity of these instruments. The carrying values of the Company’s note payable, revolver – noncurrent, and long-term debt, excluding current installments, approximate fair value because the interest rates vary with the market. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses a fair value hierarchy that prioritizes the inputs for valuation methods used to measure fair value. The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3 inputs are unobservable inputs for the asset or liability.

The Company utilizes the best available information in measuring fair value.

Optical Cable Corporation (OCC)